Fair Value Measurement - Schedule of Company's Assets Required to be Measured at Fair Value on a Recurring Basis (Details)	Jun. 30, 2025 USD ($)
Schedule of Company's Assets Required to be Measured at Fair Value on a Recurring Basis [Line Items]
Equity investments without readily determinable fair value using NAV practical expedient	$ 566,343	[1]
Available-for-sale equity securities	59,998
Level 1 [Member]
Schedule of Company's Assets Required to be Measured at Fair Value on a Recurring Basis [Line Items]
Equity investments without readily determinable fair value using NAV practical expedient		[1]
Available-for-sale equity securities	59,998
Level 2 [Member]
Schedule of Company's Assets Required to be Measured at Fair Value on a Recurring Basis [Line Items]
Equity investments without readily determinable fair value using NAV practical expedient		[1]
Available-for-sale equity securities
Level 3 [Member]
Schedule of Company's Assets Required to be Measured at Fair Value on a Recurring Basis [Line Items]
Equity investments without readily determinable fair value using NAV practical expedient		[1]
Available-for-sale equity securities

[1]	In accordance with ASC 820, investments that are measured at fair value using the NAV practical expedient are not classified in the fair value hierarchy.